UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco EQV European Small Company Fund
Class A: ESMAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class A)	$ 81	1.44% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-SAR-A
Invesco EQV European Small Company Fund

Invesco EQV European Small Company Fund
Class C: ESMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class C)	$ 124	2.19% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-SAR-C
Invesco EQV European Small Company Fund

Invesco EQV European Small Company Fund
Class Y: ESMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class Y)	$ 67	1.19% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-SAR-Y
Invesco EQV European Small Company Fund

Invesco EQV European Small Company Fund
Class R6: ESMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class R6)	$ 62	1.09% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ESC-SAR-R6
Invesco EQV European Small Company Fund

Invesco EQV International Small Company Fund
Class A: IEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class A)	$ 83	1.48% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-SAR-A
Invesco EQV International Small Company Fund

Invesco EQV International Small Company Fund
Class C: IEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class C)	$ 124	2.23% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-SAR-C
Invesco EQV International Small Company Fund

Invesco EQV International Small Company Fund
Class Y: IEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class Y)	$ 69	1.23% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending
you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-SAR-Y
Invesco EQV International Small Company Fund

Invesco EQV International Small Company Fund
Class R5: IEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R5)	$ 61	1.09% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten hold
in
gs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-SAR-R5
Invesco EQV International Small Company Fund

Invesco EQV International Small Company Fund
Class R6: IEGFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R6)	$ 57	1.02% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten ho
ldi
ngs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
ISC-SAR-R6
Invesco EQV International Small Company Fund

Invesco Global Core Equity Fund
Class A: AWSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$ 65	1.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund
, incl
uding the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-A
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class C: AWSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$ 103	2.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be
foun
d at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-C
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R: AWSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund ( Class R)	$ 77	1.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy
vot
ing information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders
with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-
4246
or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-R
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class Y: AWSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$ 52	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-Y
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R5: AWSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$ 49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's prox
y vo
ting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be
combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-R5
Invesco Global Core Equity Fund

Invesco Global Core Equity Fund
Class R6: AWSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$ 46	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial inf orm
ation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GCE-SAR-R6
Invesco Global Core Equity Fund

Invesco Small Cap Equity Fund
Class A: SMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$ 62	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's
proxy
voting information can be found at
invesco
.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-A
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class C: SMECX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$ 100	1.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings
at
invesco.com/reports
. Additionally, the Fund's proxy voting
information
can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-C
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R: SMERX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$ 75	1.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed
to shareholders with multiple accounts at the same address (Householding). Mailing of your
shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-R
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class Y: SMEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$ 49	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find
more
information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple
accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-Y
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R5: SMEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$ 44	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may
be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-R5
Invesco Small Cap Equity Fund

Invesco Small Cap Equity Fund
Class R6: SMEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$ 41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About
Delivery
Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCE-SAR-R6
Invesco Small Cap Equity Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco EQV European Small Company Fund
Nasdaq:
A: ESMAX ■ C: ESMCX ■ Y: ESMYX ■ R6: ESMSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.63%
Austria–1.62%
DO & Co. AG	14,967	$3,197,399
Belgium–2.06%
D’Ieteren Group	18,888	4,067,519
Finland–2.86%
Konecranes OYJ	38,200	3,035,439
Stora Enso OYJ, Class R	240,999	2,620,042
		5,655,481
France–24.19%
Alten S.A.	38,347	3,372,216
Coface S.A.	77,381	1,485,513
Edenred SE	80,588	2,503,105
Exail Technologies S.A.(a)	97,384	11,349,259
Gerard Perrier Industrie S.A.	31,160	3,267,985
Infotel S.A.	37,573	1,709,125
Kaufman & Broad S.A.	141,325	5,509,917
Linedata Services	40,177	3,650,111
Neurones	104,614	5,540,906
Planisware	100,293	2,805,988
Totalenergies EP Gabon	17,124	3,780,736
VusionGroup	8,615	2,786,757
		47,761,618
Georgia–1.03%
TBC Bank Group PLC	31,987	2,037,987
Germany–10.04%
AlzChem Group AG	14,652	2,398,880
Amadeus Fire AG	24,903	2,369,017
CTS Eventim AG & Co. KGaA	36,993	4,600,105
flatexDEGIRO AG	167,424	4,740,959
Mensch und Maschine Software SE	26,886	1,707,030
Scout24 SE(b)	28,523	3,937,565
Springer Nature AG & Co. KGaA	3,449	75,918
		19,829,474
Greece–1.73%
Karelia Tobacco Co., Inc. S.A.	9,265	3,406,090
Ireland–0.59%
Origin Enterprises PLC	267,984	1,168,779
Israel–1.05%
Hilan Ltd.	24,341	2,068,405
Italy–6.59%
Amplifon S.p.A.(c)	145,244	3,411,172
DiaSorin S.p.A.(c)	26,353	2,820,564
MARR S.p.A.(c)	191,277	2,187,316
Moltiply Group S.p.A.	85,783	4,601,971
		13,021,023
Netherlands–2.66%
SBM Offshore N.V.	198,522	5,248,646
Shares		Value
Norway–1.66%
Bouvet ASA	414,124	$3,277,545
Poland–4.32%
Allegro.eu S.A.(a)(b)	260,184	2,504,950
Diagnostyka S.A.	22,880	1,063,327
Mo-BRUK S.A.	11,099	863,076
Warsaw Stock Exchange	287,000	4,098,224
		8,529,577
Portugal–0.43%
Conduril - Engenharia S.A.	51,453	848,527
Romania–0.36%
Fondul Proprietatea S.A.	8,485,669	710,840
Spain–3.02%
Bankinter S.A.	227,727	2,972,856
HBX Group International PLC(a)	233,777	2,979,742
		5,952,598
Sweden–1.94%
Karnov Group AB(a)	215,657	2,453,480
Proact IT Group AB	124,753	1,382,799
		3,836,279
Switzerland–3.99%
Carlo Gavazzi Holding AG, BR	8,825	2,269,222
Kardex Holding AG	16,150	5,617,111
		7,886,333
Tanzania–1.01%
Helios Towers PLC(a)	1,196,199	1,996,628
Turkey–0.74%
KOC Holding A.S.	375,000	1,451,266
United Kingdom–20.75%
4imprint Group PLC	62,474	3,136,088
Alfa Financial Software Holdings PLC(b)	650,000	2,005,807
Bytes Technology Group PLC	270,000	1,896,496
CVS Group PLC	163,507	2,807,015
Diploma PLC	85,173	5,717,652
Gamma Communications PLC	73,000	1,140,464
ME Group International PLC	1,910,089	6,021,251
Mortgage Advice Bureau Holdings Ltd.	275,408	3,340,197
Renew Holdings PLC	349,515	4,072,130
Rightmove PLC	190,000	2,056,449
Savills PLC	220,504	3,012,805
Serco Group PLC	1,008,688	2,798,526
SigmaRoc PLC(a)	169,886	251,056
XP Power Ltd.(a)	93,817	1,192,037
Zegona Communications PLC(a)	158,881	1,531,164
		40,979,137
United States–0.99%
Signify N.V.	71,677	1,946,209
Total Common Stocks & Other Equity Interests (Cost $127,085,664)		184,877,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV European Small Company Fund

Shares		Value
Money Market Funds–7.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	5,236,384	$5,236,384
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	9,782,369	9,782,369
Total Money Market Funds (Cost $15,018,753)		15,018,753
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.24% (Cost $142,104,417)		199,896,113
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.86%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,022,016	1,022,016
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	2,656,073	$2,656,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,678,629)		3,678,886
TOTAL INVESTMENTS IN SECURITIES—103.10% (Cost $145,783,046)		203,574,999
OTHER ASSETS LESS LIABILITIES–(3.10)%		(6,121,538)
NET ASSETS–100.00%		$197,453,461
Investment Abbreviations:
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $8,448,322, which represented 4.28% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,277,830	$13,409,922	$(9,451,368)	$-	$-	$5,236,384	$62,226
Invesco Treasury Portfolio, Institutional Class	2,843,781	24,904,142	(17,965,554)	-	-	9,782,369	116,742
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	507,995	2,608,157	(2,094,136)	-	-	1,022,016	14,276*
Invesco Private Prime Fund	1,321,451	6,693,342	(5,358,086)	290	(127)	2,656,870	38,198*
Total	$5,951,057	$47,615,563	$(34,869,144)	$290	$(127)	$18,697,639	$231,442

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV European Small Company Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $127,085,664)*	$184,877,360
Investments in affiliated money market funds, at value (Cost $18,697,382)	18,697,639
Cash	1,817
Foreign currencies, at value (Cost $1,405,228)	1,416,836
Receivable for:
Investments sold	9,347
Fund shares sold	254,747
Dividends	597,574
Investment for trustee deferred compensation and retirement plans	68,373
Other assets	90,100
Total assets	206,013,793
Liabilities:
Payable for:
Investments purchased	3,250,371
Fund shares reacquired	279,975
Collateral upon return of securities loaned	3,678,629
Accrued fees to affiliates	93,605
Accrued other operating expenses	21,578
IRS closing agreement fees for foreign withholding tax claims	1,164,000
Trustee deferred compensation and retirement plans	72,174
Total liabilities	8,560,332
Net assets applicable to shares outstanding	$197,453,461
Net assets consist of:
Shares of beneficial interest	$124,719,701
Distributable earnings	72,733,760
$197,453,461
Net Assets:
Class A	$107,190,938
Class C	$1,503,116
Class Y	$78,605,211
Class R6	$10,154,196
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,005,269
Class C	92,208
Class Y	4,376,986
Class R6	565,155
Class A:
Net asset value per share	$17.85
Maximum offering price per share (Net asset value of $17.85 ÷ 94.50%)	$18.89
Class C:
Net asset value and offering price per share	$16.30
Class Y:
Net asset value and offering price per share	$17.96
Class R6:
Net asset value and offering price per share	$17.97

*	At June 30, 2025, securities with an aggregate value of $3,466,043 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV European Small Company Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$491,064
Dividends (net of foreign withholding taxes of $381,624)	4,700,203
Dividends from affiliated money market funds (includes net securities lending income of $1,844)	180,812
Foreign withholding tax claims	199,758
Less: IRS closing agreement fees for foreign withholding tax claims	(482,000)
Total investment income	5,089,837
Expenses:
Advisory fees	766,939
Administrative services fees	12,078
Custodian fees	13,645
Distribution fees:
Class A	108,584
Class C	6,549
Transfer agent fees — A, C and Y	103,298
Transfer agent fees — R6	1,256
Trustees’ and officers’ fees and benefits	10,080
Registration and filing fees	31,416
Reports to shareholders	14,155
Professional services fees	26,543
Other	6,851
Total expenses	1,101,394
Less: Fees waived and/or expense offset arrangement(s)	(6,923)
Net expenses	1,094,471
Net investment income	3,995,366
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	12,341,600
Affiliated investment securities	(127)
Foreign currencies	557,048
12,898,521
Change in net unrealized appreciation of:
Unaffiliated investment securities	25,649,965
Affiliated investment securities	290
Foreign currencies	56,873
25,707,128
Net realized and unrealized gain	38,605,649
Net increase in net assets resulting from operations	$42,601,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV European Small Company Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,995,366	$5,749,988
Net realized gain	12,898,521	12,140,149
Change in net unrealized appreciation (depreciation)	25,707,128	(12,826,938)
Net increase in net assets resulting from operations	42,601,015	5,063,199
Distributions to shareholders from distributable earnings:
Class A	—	(7,477,031)
Class C	—	(129,848)
Class Y	—	(7,081,372)
Class R6	—	(775,862)
Total distributions from distributable earnings	—	(15,464,113)
Share transactions–net:
Class A	3,495,191	(9,763,225)
Class C	(189,657)	(266,907)
Class Y	(13,291,261)	(640,594)
Class R6	(187,030)	571,830
Net increase (decrease) in net assets resulting from share transactions	(10,172,757)	(10,098,896)
Net increase (decrease) in net assets	32,428,258	(20,499,810)
Net assets:
Beginning of period	165,025,203	185,525,013
End of period	$197,453,461	$165,025,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV European Small Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$13.92	$0.36	$3.57	$3.93	$—	$—	$—	$17.85	28.23%	$107,191	1.44%(d)	1.45%(d)	4.77%(d)	30%
Year ended 12/31/24	14.91	0.47	(0.07)	0.40	(0.74)	(0.65)	(1.39)	13.92	2.50	80,953	1.48	1.48	3.03	14
Year ended 12/31/23	13.69	0.85 (e)	1.11	1.96	(0.65)	(0.09)	(0.74)	14.91	14.44	95,566	1.44	1.45	5.94 (e)	24
Year ended 12/31/22	18.25	0.46 (e)	(3.48)	(3.02)	(0.36)	(1.18)	(1.54)	13.69	(16.25)	94,975	1.48	1.49	3.06 (e)	5
Year ended 12/31/21	15.18	0.21	3.46	3.67	(0.53)	(0.07)	(0.60)	18.25	24.27	123,121	1.33	1.33	1.22	10
Year ended 12/31/20	14.24	0.14 (e)	1.21	1.35	(0.17)	(0.24)	(0.41)	15.18	9.60	99,172	1.53	1.54	1.09 (e)	6
Class C
Six months ended 06/30/25	12.76	0.28	3.26	3.54	—	—	—	16.30	27.74	1,503	2.19 (d)	2.20 (d)	4.02 (d)	30
Year ended 12/31/24	13.77	0.33	(0.07)	0.26	(0.62)	(0.65)	(1.27)	12.76	1.72	1,363	2.23	2.23	2.28	14
Year ended 12/31/23	12.66	0.69 (e)	1.02	1.71	(0.51)	(0.09)	(0.60)	13.77	13.64	1,726	2.19	2.20	5.19 (e)	24
Year ended 12/31/22	17.04	0.33 (e)	(3.27)	(2.94)	(0.26)	(1.18)	(1.44)	12.66	(16.94)	2,568	2.23	2.24	2.31 (e)	5
Year ended 12/31/21	14.01	0.08	3.19	3.27	(0.17)	(0.07)	(0.24)	17.04	23.35	4,215	2.08	2.08	0.47	10
Year ended 12/31/20	13.27	0.04 (e)	1.11	1.15	(0.17)	(0.24)	(0.41)	14.01	8.80	6,370	2.28	2.29	0.34 (e)	6
Class Y
Six months ended 06/30/25	13.98	0.38	3.60	3.98	—	—	—	17.96	28.47	78,605	1.19 (d)	1.20 (d)	5.02 (d)	30
Year ended 12/31/24	14.98	0.51	(0.08)	0.43	(0.78)	(0.65)	(1.43)	13.98	2.70	74,610	1.23	1.23	3.28	14
Year ended 12/31/23	13.75	0.89 (e)	1.12	2.01	(0.69)	(0.09)	(0.78)	14.98	14.75	80,153	1.19	1.20	6.19 (e)	24
Year ended 12/31/22	18.33	0.51 (e)	(3.51)	(3.00)	(0.40)	(1.18)	(1.58)	13.75	(16.06)	75,529	1.23	1.24	3.31 (e)	5
Year ended 12/31/21	15.27	0.26	3.48	3.74	(0.61)	(0.07)	(0.68)	18.33	24.62	132,546	1.08	1.08	1.47	10
Year ended 12/31/20	14.29	0.18 (e)	1.21	1.39	(0.17)	(0.24)	(0.41)	15.27	9.85	121,746	1.28	1.29	1.34 (e)	6
Class R6
Six months ended 06/30/25	13.98	0.39	3.60	3.99	—	—	—	17.97	28.54	10,154	1.09 (d)	1.10 (d)	5.12 (d)	30
Year ended 12/31/24	14.98	0.53	(0.08)	0.45	(0.80)	(0.65)	(1.45)	13.98	2.82	8,099	1.12	1.12	3.39	14
Year ended 12/31/23	13.75	0.91 (e)	1.11	2.02	(0.70)	(0.09)	(0.79)	14.98	14.86	8,080	1.09	1.10	6.29 (e)	24
Year ended 12/31/22	18.33	0.52 (e)	(3.50)	(2.98)	(0.42)	(1.18)	(1.60)	13.75	(15.95)	8,787	1.11	1.12	3.43 (e)	5
Year ended 12/31/21	15.28	0.27	3.48	3.75	(0.63)	(0.07)	(0.70)	18.33	24.72	12,353	1.00	1.00	1.55	10
Year ended 12/31/20	14.28	0.19 (e)	1.22	1.41	(0.17)	(0.24)	(0.41)	15.28	9.99	11,029	1.19	1.20	1.43 (e)	6

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.64%, $0.22 and 1.89%, $0.42 and
2.89% and $0.44 and 2.99% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.35 and 2.33%, $0.22 and 1.58%, $0.40 and 2.58% and $0.41 and 2.70% for Class A, Class C, Class Y and Class R6 shares, respectively.
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2020. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.08 and 0.62%, $(0.02) and (0.13)%, $0.12 and
0.87% and $0.13 and 0.96% for Class A, Class C, Class Y and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV European Small Company Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco EQV European Small Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2025, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
9
Invesco EQV European Small Company Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
10
Invesco EQV European Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Until on or about August 22, 2025, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
Effective on or about August 22, 2025, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Over $1 billion	0.760%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.94%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, through August 21, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Effective August 22, 2025, the Adviser has contractually agreed, through at least August 31, 2026 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least Augsut 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $4,886.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $4,754 in front-end sales commissions from the sale of Class A shares and $20 and $6 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2025, the Fund incurred $715 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
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Invesco EQV European Small Company Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$3,197,399	$—	$3,197,399
Belgium	—	4,067,519	—	4,067,519
Finland	—	5,655,481	—	5,655,481
France	—	47,761,618	—	47,761,618
Georgia	—	2,037,987	—	2,037,987
Germany	—	19,829,474	—	19,829,474
Greece	—	3,406,090	—	3,406,090
Ireland	—	1,168,779	—	1,168,779
Israel	—	2,068,405	—	2,068,405
Italy	—	13,021,023	—	13,021,023
Netherlands	—	5,248,646	—	5,248,646
Norway	—	3,277,545	—	3,277,545
Poland	—	8,529,577	—	8,529,577
Portugal	848,527	—	—	848,527
Romania	—	710,840	—	710,840
Spain	—	5,952,598	—	5,952,598
Sweden	—	3,836,279	—	3,836,279
Switzerland	—	7,886,333	—	7,886,333
Tanzania	—	1,996,628	—	1,996,628
Turkey	—	1,451,266	—	1,451,266
United Kingdom	—	40,979,137	—	40,979,137
United States	—	1,946,209	—	1,946,209
Money Market Funds	15,018,753	3,678,886	—	18,697,639
Total Investments	$15,867,280	$187,707,719	$—	$203,574,999
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,037.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco EQV European Small Company Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $46,951,791 and $58,687,002, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$62,833,961
Aggregate unrealized (depreciation) of investments	(8,381,312)
Net unrealized appreciation of investments	$54,452,649
Cost of investments for tax purposes is $149,122,350.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	722,450	$11,656,072	233,773	$3,651,117
Class C	15,943	233,655	15,047	212,601
Class Y	407,003	6,399,154	706,738	11,120,418
Class R6	80,066	1,256,283	132,353	2,070,190
Issued as reinvestment of dividends:
Class A	-	-	481,320	6,820,304
Class C	-	-	8,826	114,740
Class Y	-	-	395,508	5,632,029
Class R6	-	-	50,953	725,577
Automatic conversion of Class C shares to Class A shares:
Class A	16,673	257,477	12,174	187,049
Class C	(18,222)	(257,477)	(13,229)	(187,049)
Reacquired:
Class A	(551,432)	(8,418,358)	(1,319,496)	(20,421,695)
Class C	(12,383)	(165,835)	(29,143)	(407,199)
Class Y	(1,365,826)	(19,690,415)	(1,117,433)	(17,393,041)
Class R6	(94,115)	(1,443,313)	(143,536)	(2,223,937)
Net increase (decrease) in share activity	(799,843)	$(10,172,757)	(586,145)	$(10,098,896)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event
Effective on or about August 22, 2025, the name of the Fund and all references thereto will change from Invesco EQV European Small Company Fund to Invesco Global Small Cap Equity Fund.
13
Invesco EQV European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco EQV European Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. And a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI Europe Small Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board noted Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund performance.  The Board considered that as part of such restructuring, the Fund’s portfolio management team would be changed effective
14
Invesco EQV European Small Company Fund

June 23, 2025 and the Fund also would be repositioned to a global small cap equity strategy effective on or about August 22, 2025.  The Board further considered that as part of the repositioning, the Fund’s investment strategy, investable universe, investment process and benchmark indices would be changed, and the Fund would be renamed “Invesco Global Small Cap Equity Fund.”  The Board received and evaluated information from management regarding the estimated portfolio turnover and related transaction costs, as well as the estimated tax impact, associated with such changes.  The Board also received and reviewed information provided by management comparing the risk-adjusted returns and other metrics of the Fund’s current Broadridge performance universe to the performance universe associated with the new strategy.  The Board considered information provided and discussed by management regarding the strength and track record of the new portfolio management team.  The Board considered management’s rationale for the changes, as well as management’s views regarding how the changes could benefit Fund shareholders.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparably to and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.  The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s actual management fees and total expenses relative to peers and the additional management resources and costs required for the Fund’s significant (and greater relative to peers) small cap holdings.  The Board also considered that the Fund’s expense group does not differentiate by capitalization weightings.  The Board considered that in connection with the repositioning of the Fund to a global small cap equity strategy discussed above, the Fund’s contractual management fee schedule would be reduced at all breakpoint levels effective on or about August 22, 2025.  In considering the changes to the Fund’s management fee schedule, the Board received and reviewed information provided by management comparing the Fund’s anticipated expense information to that of other global small cap equity funds, as determined by a third-party data provider, which category of funds management believed was representative of the Fund’s new expense group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that, effective on or about August 22, 2025 in connection with the Fund’s repositioning discussed above, Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for at least one year in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services
Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory
15
Invesco EQV European Small Company Fund

fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco EQV European Small Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco EQV European Small Company Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ESC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco EQV International Small Company Fund
Nasdaq:
A: IEGAX ■ C: IEGCX ■ Y: IEGYX ■ R5: IEGIX ■ R6: IEGFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.13%
Austria–1.65%
DO & Co. AG	49,253	$10,521,915
Brazil–3.40%
Arcos Dorados Holdings, Inc., Class A	569,768	4,495,470
Multiplan Empreendimentos Imobiliarios S.A.	1,325,200	6,636,854
TOTVS S.A.	1,353,500	10,515,403
		21,647,727
Canada–6.16%
Calian Group Ltd.(a)	170,900	6,277,524
E-L Financial Corp. Ltd.	1,292,100	15,323,969
Information Services Corp.	301,900	7,096,618
Total Energy Services, Inc.	985,190	7,813,513
Trican Well Service Ltd.	819,308	2,713,478
		39,225,102
China–4.57%
Airtac International Group	282,000	8,396,006
Kanzhun Ltd., ADR(b)	446,506	7,965,667
Sunresin New Materials Co. Ltd., A Shares	765,133	5,371,454
Tongcheng Travel Holdings Ltd.(c)	2,962,400	7,408,779
		29,141,906
Egypt–1.23%
Eastern Co. S.A.E.	8,674,229	5,246,510
Integrated Diagnostics Holdings PLC(b)(c)	7,477,870	2,575,752
		7,822,262
Finland–1.07%
Stora Enso OYJ, Class R	629,377	6,842,328
France–14.03%
Alten S.A.	101,026	8,884,177
Coface S.A.	247,254	4,746,632
Edenred SE	232,392	7,218,215
Exail Technologies S.A.(b)	243,980	28,433,749
Kaufman & Broad S.A.	206,837	8,064,071
Linedata Services	58,928	5,353,654
Neurones	161,553	8,556,694
Planisware	427,288	11,954,621
Precia S.A.	174,210	6,144,195
		89,356,008
Georgia–1.26%
TBC Bank Group PLC	125,845	8,017,960
Germany–8.48%
AlzChem Group AG	43,853	7,179,776
CTS Eventim AG & Co. KGaA	109,744	13,646,741
flatexDEGIRO AG	557,908	15,798,327
Mensch und Maschine Software SE	72,231	4,586,048
Scout24 SE(c)	91,140	12,581,766
Shares		Value
Germany–(continued)
Springer Nature AG & Co. KGaA	11,188	$246,265
		54,038,923
India–1.38%
Emami Ltd.	793,309	5,287,805
MakeMyTrip Ltd.(b)	35,975	3,526,270
		8,814,075
Indonesia–3.02%
PT Kalbe Farma Tbk	73,599,100	6,922,417
PT Mitra Keluarga Karyasehat Tbk(c)	55,129,800	8,625,777
PT Pakuwon Jati Tbk	161,499,300	3,716,399
		19,264,593
Italy–3.93%
Amplifon S.p.A.(a)	457,428	10,743,065
DiaSorin S.p.A.	84,207	9,012,683
MARR S.p.A.(a)	462,128	5,284,587
		25,040,335
Japan–12.10%
Fujimi, Inc.	311,900	4,414,187
Hamamatsu Photonics K.K.	585,000	7,107,393
I’LL, Inc.	550,200	10,560,353
M3, Inc.	298,900	4,105,900
Shimano, Inc.	59,700	8,655,332
SHO-BOND Holdings Co. Ltd.	234,300	7,653,250
SHOEI Co. Ltd.	629,200	7,597,149
Tokyo Ohka Kogyo Co. Ltd.(a)	238,800	6,939,713
Yonex Co. Ltd.	462,100	9,292,131
Zuken, Inc.	289,000	10,737,605
		77,063,013
Malaysia–1.94%
Heineken Malaysia Bhd.	1,416,900	8,480,454
KPJ Healthcare Bhd.	6,098,400	3,852,788
		12,333,242
Mexico–1.26%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	8,045,161
Netherlands–2.11%
SBM Offshore N.V.	508,901	13,454,635
New Zealand–0.88%
Freightways Group Ltd.	828,539	5,609,163
Poland–0.59%
Diagnostyka S.A.	77,120	3,584,080
Mo-BRUK S.A.(a)	1,804	140,282
		3,724,362
South Africa–0.76%
Karooooo Ltd.	98,180	4,808,856
South Korea–2.09%
HPSP Co. Ltd.	151,994	3,111,358
LEENO Industrial, Inc.	140,185	5,271,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV International Small Company Fund

Shares		Value
South Korea–(continued)
Tokai Carbon Korea Co. Ltd.	62,113	$4,934,753
		13,317,210
Spain–1.99%
Bankinter S.A.	970,484	12,669,157
Sweden–1.35%
Karnov Group AB(b)	756,293	8,604,169
Switzerland–1.17%
Kardex Holding AG	21,500	7,477,887
Taiwan–1.80%
ASPEED Technology, Inc.	40,000	6,504,964
Visual Photonics Epitaxy Co. Ltd.	1,162,000	4,971,029
		11,475,993
Tanzania–1.50%
Helios Towers PLC(b)	5,733,303	9,569,705
United Kingdom–12.52%
4imprint Group PLC	176,206	8,845,239
Alfa Financial Software Holdings PLC(c)	2,205,000	6,804,314
CVS Group PLC	355,731	6,107,033
Diploma PLC	147,480	9,900,313
ME Group International PLC	5,446,666	17,169,747
Mortgage Advice Bureau Holdings Ltd.	757,852	9,191,364
Renew Holdings PLC(a)	835,730	9,736,925
Savills PLC	413,099	5,644,281
SigmaRoc PLC(b)	904,984	1,337,376
Zegona Communications PLC(b)	522,301	5,033,506
		79,770,098
Shares		Value
United States–0.89%
Signify N.V.	208,002	$5,647,772
Total Common Stocks & Other Equity Interests (Cost $443,888,757)		593,303,557
Money Market Funds–8.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	18,618,226	18,618,226
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	34,746,967	34,746,967
Total Money Market Funds (Cost $53,365,193)		53,365,193
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.51% (Cost $497,253,950)		646,668,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.96%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,239,472	5,239,472
Invesco Private Prime Fund, 4.49%(d)(e)(f)	13,649,289	13,653,384
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,891,683)		18,892,856
TOTAL INVESTMENTS IN SECURITIES—104.47% (Cost $516,145,633)		665,561,606
OTHER ASSETS LESS LIABILITIES–(4.47)%		(28,497,211)
NET ASSETS–100.00%		$637,064,395
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $37,996,388, which represented 5.96% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,386,780	$33,906,634	$(26,675,188)	$-	$-	$18,618,226	$205,495
Invesco Treasury Portfolio, Institutional Class	21,317,139	62,969,464	(49,539,636)	-	-	34,746,967	382,571
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,014,166	22,829,449	(19,604,143)	-	-	5,239,472	77,339*
Invesco Private Prime Fund	5,247,901	43,237,405	(34,833,102)	1,173	7	13,653,384	204,704*
Total	$39,965,986	$162,942,952	$(130,652,069)	$1,173	$7	$72,258,049	$870,109

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV International Small Company Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $443,888,757)*	$593,303,557
Investments in affiliated money market funds, at value (Cost $72,256,876)	72,258,049
Foreign currencies, at value (Cost $1,595,287)	1,605,596
Receivable for:
Investments sold	39,349
Fund shares sold	587,386
Dividends	2,562,217
Investment for trustee deferred compensation and retirement plans	109,937
Other assets	46,114
Total assets	670,512,205
Liabilities:
Payable for:
Investments purchased	13,793,601
Fund shares reacquired	415,672
Accrued foreign taxes	57,533
Collateral upon return of securities loaned	18,891,683
Accrued fees to affiliates	141,944
Accrued other operating expenses	33,268
Trustee deferred compensation and retirement plans	114,109
Total liabilities	33,447,810
Net assets applicable to shares outstanding	$637,064,395
Net assets consist of:
Shares of beneficial interest	$458,328,332
Distributable earnings	178,736,063
$637,064,395
Net Assets:
Class A	$159,031,786
Class C	$2,763,446
Class Y	$193,614,133
Class R5	$22,164,021
Class R6	$259,491,009
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,632,249
Class C	122,866
Class Y	8,052,405
Class R5	931,760
Class R6	10,914,772
Class A:
Net asset value per share	$23.98
Maximum offering price per share (Net asset value of $23.98 ÷ 94.50%)	$25.38
Class C:
Net asset value and offering price per share	$22.49
Class Y:
Net asset value and offering price per share	$24.04
Class R5:
Net asset value and offering price per share	$23.79
Class R6:
Net asset value and offering price per share	$23.77

*	At June 30, 2025, securities with an aggregate value of $17,976,139 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV International Small Company Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$94,609
Dividends (net of foreign withholding taxes of $922,399)	10,289,776
Dividends from affiliated money market funds (includes net securities lending income of $18,183)	606,249
Foreign withholding tax claims	167,672
Total investment income	11,158,306
Expenses:
Advisory fees	2,508,410
Administrative services fees	39,561
Custodian fees	30,327
Distribution fees:
Class A	180,031
Class C	12,736
Transfer agent fees — A, C and Y	358,757
Transfer agent fees — R5	9,592
Transfer agent fees — R6	33,899
Trustees’ and officers’ fees and benefits	11,227
Registration and filing fees	47,717
Reports to shareholders	50,048
Professional services fees	29,536
Other	10,948
Total expenses	3,322,789
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(17,968)
Net expenses	3,304,821
Net investment income	7,853,485
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	20,848,859
Affiliated investment securities	7
Foreign currencies	208,288
21,057,154
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $43,888)	96,693,605
Affiliated investment securities	1,173
Foreign currencies	94,595
96,789,373
Net realized and unrealized gain	117,846,527
Net increase in net assets resulting from operations	$125,700,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV International Small Company Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$7,853,485	$8,176,374
Net realized gain	21,057,154	10,568,986
Change in net unrealized appreciation (depreciation)	96,789,373	(30,282,383)
Net increase (decrease) in net assets resulting from operations	125,700,012	(11,537,023)
Distributions to shareholders from distributable earnings:
Class A	—	(4,283,439)
Class C	—	(60,642)
Class Y	—	(3,806,174)
Class R5	—	(629,242)
Class R6	—	(8,042,884)
Total distributions from distributable earnings	—	(16,822,381)
Share transactions–net:
Class A	(11,751,519)	(5,100,546)
Class C	(235,031)	(393,155)
Class Y	43,729,535	35,216,889
Class R5	518,776	(2,214,714)
Class R6	(15,170,199)	29,525,391
Net increase in net assets resulting from share transactions	17,091,562	57,033,865
Net increase in net assets	142,791,574	28,674,461
Net assets:
Beginning of period	494,272,821	465,598,360
End of period	$637,064,395	$494,272,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV International Small Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$19.21	$0.27	$4.50	$4.77	$—	$—	$—	$23.98	24.83%	$159,032	1.48%(d)	1.49%(d)	2.61%(d)	23%
Year ended 12/31/24	20.34	0.28	(0.80)	(0.52)	(0.26)	(0.35)	(0.61)	19.21	(2.62)	137,986	1.60	1.69	1.36	23
Year ended 12/31/23	18.24	0.55 (e)	2.01	2.56	(0.44)	(0.02)	(0.46)	20.34	14.12	151,012	1.71	1.72	2.90 (e)	11
Year ended 12/31/22	21.18	0.48 (e)	(2.88)	(2.40)	(0.35)	(0.19)	(0.54)	18.24	(11.27)	131,971	1.49	1.50	2.55 (e)	10
Year ended 12/31/21	18.67	0.26	3.14	3.40	(0.38)	(0.51)	(0.89)	21.18	18.38	150,947	1.47	1.47	1.21	6
Year ended 12/31/20	17.13	0.09	1.66	1.75	(0.10)	(0.11)	(0.21)	18.67	10.23	127,417	1.60	1.61	0.57	10
Class C
Six months ended 06/30/25	18.08	0.18	4.23	4.41	—	—	—	22.49	24.39	2,763	2.23 (d)	2.24 (d)	1.86 (d)	23
Year ended 12/31/24	19.16	0.12	(0.74)	(0.62)	(0.11)	(0.35)	(0.46)	18.08	(3.34)	2,426	2.35	2.44	0.61	23
Year ended 12/31/23	17.22	0.38 (e)	1.88	2.26	(0.30)	(0.02)	(0.32)	19.16	13.21	2,961	2.46	2.47	2.15 (e)	11
Year ended 12/31/22	20.02	0.32 (e)	(2.72)	(2.40)	(0.21)	(0.19)	(0.40)	17.22	(11.94)	2,713	2.24	2.25	1.80 (e)	10
Year ended 12/31/21	17.69	0.09	2.98	3.07	(0.23)	(0.51)	(0.74)	20.02	17.51	3,472	2.22	2.22	0.46	6
Year ended 12/31/20	16.30	(0.03)	1.55	1.52	(0.02)	(0.11)	(0.13)	17.69	9.36	3,151	2.35	2.36	(0.18)	10
Class Y
Six months ended 06/30/25	19.23	0.30	4.51	4.81	—	—	—	24.04	25.01	193,614	1.23 (d)	1.24 (d)	2.86 (d)	23
Year ended 12/31/24	20.36	0.33	(0.79)	(0.46)	(0.32)	(0.35)	(0.67)	19.23	(2.37)	114,957	1.35	1.44	1.61	23
Year ended 12/31/23	18.26	0.60 (e)	2.00	2.60	(0.48)	(0.02)	(0.50)	20.36	14.38	86,064	1.46	1.47	3.15 (e)	11
Year ended 12/31/22	21.21	0.52 (e)	(2.88)	(2.36)	(0.40)	(0.19)	(0.59)	18.26	(11.08)	65,634	1.24	1.25	2.80 (e)	10
Year ended 12/31/21	18.69	0.31	3.16	3.47	(0.44)	(0.51)	(0.95)	21.21	18.70	37,629	1.22	1.22	1.46	6
Year ended 12/31/20	17.15	0.13	1.66	1.79	(0.14)	(0.11)	(0.25)	18.69	10.47	34,240	1.35	1.36	0.82	10
Class R5
Six months ended 06/30/25	19.02	0.31	4.46	4.77	—	—	—	23.79	25.08	22,164	1.09 (d)	1.10 (d)	3.00 (d)	23
Year ended 12/31/24	20.14	0.37	(0.78)	(0.41)	(0.36)	(0.35)	(0.71)	19.02	(2.13)	17,247	1.14	1.15	1.82	23
Year ended 12/31/23	18.06	0.66 (e)	1.98	2.64	(0.54)	(0.02)	(0.56)	20.14	14.77	20,442	1.14	1.15	3.47 (e)	11
Year ended 12/31/22	20.99	0.54 (e)	(2.86)	(2.32)	(0.42)	(0.19)	(0.61)	18.06	(11.00)	19,913	1.12	1.13	2.92 (e)	10
Year ended 12/31/21	18.51	0.32	3.13	3.45	(0.46)	(0.51)	(0.97)	20.99	18.78	11,009	1.13	1.13	1.55	6
Year ended 12/31/20	16.98	0.15	1.65	1.80	(0.16)	(0.11)	(0.27)	18.51	10.64	6,297	1.22	1.23	0.95	10
Class R6
Six months ended 06/30/25	19.00	0.31	4.46	4.77	—	—	—	23.77	25.11	259,491	1.02 (d)	1.03 (d)	3.07 (d)	23
Year ended 12/31/24	20.13	0.38	(0.79)	(0.41)	(0.37)	(0.35)	(0.72)	19.00	(2.12)	221,658	1.07	1.08	1.89	23
Year ended 12/31/23	18.05	0.67 (e)	1.99	2.66	(0.56)	(0.02)	(0.58)	20.13	14.85	205,121	1.07	1.08	3.54 (e)	11
Year ended 12/31/22	20.97	0.56 (e)	(2.86)	(2.30)	(0.43)	(0.19)	(0.62)	18.05	(10.91)	150,958	1.05	1.06	2.99 (e)	10
Year ended 12/31/21	18.49	0.34	3.12	3.46	(0.47)	(0.51)	(0.98)	20.97	18.88	132,901	1.06	1.06	1.62	6
Year ended 12/31/20	16.96	0.16	1.65	1.81	(0.17)	(0.11)	(0.28)	18.49	10.72	79,958	1.15	1.16	1.02	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.31 and 1.65%, $0.14 and 0.90%, $0.36 and
1.90%, $0.42 and 2.22% and $0.43 and 2.29% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.03%, $0.22 and 1.28%, $0.42 and 2.28%, $0.44 and 2.40% and $0.46 and 2.47%
for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV International Small Company Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco EQV International Small Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
9
Invesco EQV International Small Company Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in
10
Invesco EQV International Small Company Fund

privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.92%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser reimbursed Fund expenses of $15,957.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
11
Invesco EQV International Small Company Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $6,147 in front-end sales commissions from the sale of Class A shares and $215 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2025, the Fund incurred $351 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$10,521,915	$—	$10,521,915
Brazil	21,647,727	—	—	21,647,727
Canada	39,225,102	—	—	39,225,102
China	7,965,667	21,176,239	—	29,141,906
Egypt	5,246,510	2,575,752	—	7,822,262
Finland	—	6,842,328	—	6,842,328
France	—	89,356,008	—	89,356,008
Georgia	—	8,017,960	—	8,017,960
Germany	—	54,038,923	—	54,038,923
India	3,526,270	5,287,805	—	8,814,075
Indonesia	—	19,264,593	—	19,264,593
Italy	—	25,040,335	—	25,040,335
Japan	—	77,063,013	—	77,063,013
Malaysia	—	12,333,242	—	12,333,242
Mexico	8,045,161	—	—	8,045,161
Netherlands	—	13,454,635	—	13,454,635
New Zealand	—	5,609,163	—	5,609,163
Poland	—	3,724,362	—	3,724,362
South Africa	4,808,856	—	—	4,808,856
South Korea	—	13,317,210	—	13,317,210
Spain	—	12,669,157	—	12,669,157
Sweden	—	8,604,169	—	8,604,169
Switzerland	—	7,477,887	—	7,477,887
Taiwan	—	11,475,993	—	11,475,993
Tanzania	—	9,569,705	—	9,569,705
United Kingdom	—	79,770,098	—	79,770,098
United States	—	5,647,772	—	5,647,772
12
Invesco EQV International Small Company Fund

	Level 1	Level 2	Level 3	Total
Money Market Funds	$53,365,193	$18,892,856	$—	$72,258,049
Total Investments	$143,830,486	$521,731,120	$—	$665,561,606
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,011.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $135,943,612 and $121,342,813, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$168,361,289
Aggregate unrealized (depreciation) of investments	(20,450,387)
Net unrealized appreciation of investments	$147,910,902
Cost of investments for tax purposes is $517,650,704.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	413,519	$8,662,355	755,203	$15,447,423
Class C	23,764	473,759	20,208	387,258
Class Y	3,458,243	72,099,876	4,347,762	89,047,164
Class R5	138,357	2,809,974	104,516	2,130,691
Class R6	1,244,863	25,505,534	3,653,326	74,131,677
Issued as reinvestment of dividends:
Class A	-	-	197,535	3,875,644
Class C	-	-	2,876	53,142
Class Y	-	-	160,422	3,152,287
Class R5	-	-	32,402	629,242
Class R6	-	-	394,303	7,649,487
13
Invesco EQV International Small Company Fund

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	24,801	$536,125	18,459	$378,236
Class C	(26,402)	(536,125)	(19,661)	(378,236)
Reacquired:
Class A	(990,162)	(20,949,999)	(1,213,267)	(24,801,849)
Class C	(8,658)	(172,665)	(23,754)	(455,319)
Class Y	(1,382,444)	(28,370,341)	(2,757,812)	(56,982,562)
Class R5	(113,544)	(2,291,198)	(244,786)	(4,974,647)
Class R6	(1,996,884)	(40,675,733)	(2,572,892)	(52,255,773)
Net increase in share activity	785,453	$17,091,562	2,854,840	$57,033,865

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event
Effective on or about August 22, 2025, the name of the Fund and all references thereto will change from Invesco EQV International Small Company Fund to Invesco International Small Company Fund.
14
Invesco EQV International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco EQV International Small Company Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA Small Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period, and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board considered that stock selection in certain regions and sectors detracted from Fund one-year performance.  The Board noted Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund
15
Invesco EQV International Small Company Fund

performance.  The Board considered that as part of such restructuring, the Fund’s portfolio management team would be changed and the Fund also would undergo enhancements to its investment process, including removal of its “EQV” (earnings, quality and valuation) emphasis, effective June 23, 2025.  The Board also considered that the Fund would be renamed “Invesco International Small Company Fund” in connection with the foregoing changes.  The Board received and evaluated information from management regarding the estimated portfolio turnover and related transaction costs, as well as the estimated tax impact, associated with such enhancements.  The Board considered information provided and discussed by management regarding the strength and track record of the new portfolio management team.  The Board considered management’s rationale for the changes, as well as management’s views regarding how the changes could benefit Fund shareholders.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were the same as and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to components of the Fund’s total expense ratio driving total expenses relative to peers.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
16
Invesco EQV International Small Company Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco EQV International Small Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco EQV International Small Company Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
ISC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ■ C: AWSCX ■ R: AWSRX ■ Y: AWSYX ■ R5: AWSIX ■ R6: AWSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.08%
Australia–0.71%
Rio Tinto PLC	75,777	$4,410,530
Canada–5.62%
Canadian Pacific Kansas City Ltd.	202,065	16,052,426
Constellation Software, Inc.	5,100	18,700,437
		34,752,863
China–1.48%
Tencent Holdings Ltd.	142,100	9,156,300
Denmark–0.29%
Novo Nordisk A/S, Class B	25,910	1,795,408
France–3.74%
Hermes International S.C.A.	1,907	5,169,620
L’Oreal S.A.	8,523	3,650,859
LVMH Moet Hennessy Louis Vuitton SE	5,703	2,984,837
Safran S.A.	26,452	8,626,640
TotalEnergies SE	44,026	2,690,987
		23,122,943
Germany–1.45%
SAP SE	29,378	8,983,193
Italy–1.51%
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	148,571	9,338,432
Japan–3.09%
Hoya Corp.	80,700	9,584,100
ITOCHU Corp.	181,600	9,509,482
		19,093,582
Netherlands–2.01%
ASML Holding N.V.	7,211	5,778,441
IMCD N.V.	49,720	6,687,108
		12,465,549
Sweden–0.76%
Atlas Copco AB, Class A	291,686	4,715,396
Taiwan–2.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	406,000	14,847,155
United Kingdom–6.92%
3i Group PLC	383,106	21,680,807
London Stock Exchange Group PLC	63,845	9,337,148
RELX PLC	173,461	9,373,607
Unilever PLC	39,564	2,414,440
		42,806,002
United States–64.10%
Alphabet, Inc., Class A	66,682	11,751,369
Amazon.com, Inc.(b)	108,415	23,785,167
American Express Co.	25,524	8,141,646
AMETEK, Inc.	59,845	10,829,551
Amphenol Corp., Class A	102,432	10,115,160
Shares		Value
United States–(continued)
Analog Devices, Inc.	32,343	$7,698,281
Apple, Inc.	80,155	16,445,401
Berkshire Hathaway, Inc., Class B(b)	12,792	6,213,970
Broadcom, Inc.	45,263	12,476,746
CME Group, Inc., Class A	33,341	9,189,446
Coca-Cola Co. (The)	85,472	6,047,144
Copart, Inc.(b)	51,020	2,503,551
Costco Wholesale Corp.	3,502	3,466,770
Danaher Corp.	18,700	3,693,998
East West Bancorp, Inc.	48,937	4,941,658
EOG Resources, Inc.	80,925	9,679,439
Experian PLC	184,518	9,514,900
Ferguson Enterprises, Inc.	47,493	10,341,601
Home Depot, Inc. (The)	31,178	11,431,102
Interactive Brokers Group, Inc., Class A	45,968	2,547,087
JPMorgan Chase & Co.	37,615	10,904,965
Linde PLC	17,176	8,058,636
Marsh & McLennan Cos., Inc.	34,754	7,598,615
Martin Marietta Materials, Inc.	15,613	8,570,913
Mastercard, Inc., Class A	23,452	13,178,617
Meta Platforms, Inc., Class A	29,119	21,492,443
Microsoft Corp.	86,042	42,798,151
Moody’s Corp.	13,536	6,789,522
Motorola Solutions, Inc.	21,398	8,997,003
MSCI, Inc.	13,511	7,792,334
NVIDIA Corp.	136,872	21,624,407
Old Dominion Freight Line, Inc.	62,387	10,125,410
O’Reilly Automotive, Inc.(b)	99,259	8,946,214
Progressive Corp. (The)	11,834	3,158,021
QXO, Inc.(a)(b)	98,721	2,126,450
Texas Instruments, Inc.	59,776	12,410,693
Thermo Fisher Scientific, Inc.	24,083	9,764,693
Union Pacific Corp.	21,656	4,982,612
Viking Holdings Ltd.(b)	119,714	6,379,559
		396,513,245
Total Common Stocks & Other Equity Interests (Cost $442,660,583)		582,000,598
Exchange-Traded Funds–1.69%
Japan–1.69%
iShares MSCI Japan ETF(a) (Cost $9,742,299)	139,400	10,450,818
Money Market Funds–4.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	15,694,832	15,694,832
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	10,463,222	10,463,222
Total Money Market Funds (Cost $26,158,054)		26,158,054
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.00% (Cost $478,560,936)		618,609,470
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.98%
Invesco Private Government Fund, 4.34%(c)(d)(e)	3,412,698	$3,412,698
Invesco Private Prime Fund, 4.49%(c)(d)(e)	8,815,589	8,818,233
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,230,500)		12,230,931
TOTAL INVESTMENTS IN SECURITIES—101.98% (Cost $490,791,436)		630,840,401
OTHER ASSETS LESS LIABILITIES–(1.98)%		(12,221,406)
NET ASSETS–100.00%		$618,618,995
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,034,351	$60,411,679	$(57,751,198)	$-	$-	$15,694,832	$308,309
Invesco Treasury Portfolio, Institutional Class	8,689,568	40,274,453	(38,500,799)	-	-	10,463,222	204,145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,361,531	65,589,168	(65,538,001)	-	-	3,412,698	93,549*
Invesco Private Prime Fund	8,757,280	137,047,209	(136,985,021)	431	(1,666)	8,818,233	261,288*
Total	$33,842,730	$303,322,509	$(298,775,019)	$431	$(1,666)	$38,388,985	$867,291

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Core Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $452,402,882)*	$592,451,416
Investments in affiliated money market funds, at value (Cost $38,388,554)	38,388,985
Cash	272
Foreign currencies, at value (Cost $290,649)	293,857
Receivable for:
Investments sold	2,148,697
Fund shares sold	71,483
Dividends	1,262,599
Investment for trustee deferred compensation and retirement plans	169,911
Other assets	66,586
Total assets	634,853,806
Liabilities:
Payable for:
Investments purchased	3,044,769
Fund shares reacquired	327,046
Collateral upon return of securities loaned	12,230,500
Accrued fees to affiliates	354,403
Accrued other operating expenses	65,164
Trustee deferred compensation and retirement plans	212,929
Total liabilities	16,234,811
Net assets applicable to shares outstanding	$618,618,995
Net assets consist of:
Shares of beneficial interest	$448,100,197
Distributable earnings	170,518,798
$618,618,995
Net Assets:
Class A	$578,113,412
Class C	$3,394,265
Class R	$2,663,886
Class Y	$25,975,056
Class R5	$1,441,552
Class R6	$7,030,824
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,382,187
Class C	220,599
Class R	159,060
Class Y	1,544,288
Class R5	83,885
Class R6	408,870
Class A:
Net asset value per share	$16.81
Maximum offering price per share (Net asset value of $16.81 ÷ 94.50%)	$17.79
Class C:
Net asset value and offering price per share	$15.39
Class R:
Net asset value and offering price per share	$16.75
Class Y:
Net asset value and offering price per share	$16.82
Class R5:
Net asset value and offering price per share	$17.18
Class R6:
Net asset value and offering price per share	$17.20

*	At June 30, 2025, securities with an aggregate value of $11,991,397 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Core Equity Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$52,316
Dividends (net of foreign withholding taxes of $118,778)	3,864,106
Dividends from affiliated money market funds (includes net securities lending income of $30,928)	543,382
Foreign withholding tax claims	40,738
Total investment income	4,500,542
Expenses:
Advisory fees	2,309,311
Administrative services fees	45,860
Custodian fees	9,377
Distribution fees:
Class A	687,446
Class C	16,720
Class R	5,888
Transfer agent fees — A, C, R and Y	424,933
Transfer agent fees — R5	674
Transfer agent fees — R6	1,038
Trustees’ and officers’ fees and benefits	13,377
Registration and filing fees	47,914
Reports to shareholders	35,935
Professional services fees	31,773
Other	11,671
Total expenses	3,641,917
Less: Fees waived and/or expense offset arrangement(s)	(20,432)
Net expenses	3,621,485
Net investment income	879,057
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	25,501,465
Affiliated investment securities	(1,666)
Foreign currencies	27,764
25,527,563
Change in net unrealized appreciation of:
Unaffiliated investment securities	22,383,507
Affiliated investment securities	431
Foreign currencies	85,282
22,469,220
Net realized and unrealized gain	47,996,783
Net increase in net assets resulting from operations	$48,875,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$879,057	$1,664,424
Net realized gain	25,527,563	45,331,671
Change in net unrealized appreciation	22,469,220	44,496,118
Net increase in net assets resulting from operations	48,875,840	91,492,213
Distributions to shareholders from distributable earnings:
Class A	—	(42,041,193)
Class C	—	(255,271)
Class R	—	(152,978)
Class Y	—	(1,998,339)
Class R5	—	(104,368)
Class R6	—	(536,818)
Total distributions from distributable earnings	—	(45,088,967)
Share transactions–net:
Class A	(25,918,507)	(23,929,589)
Class C	(607,315)	176,796
Class R	281,652	557,706
Class Y	(857,912)	1,036,243
Class R5	(17,980)	59,739
Class R6	(374,283)	120,797
Net increase (decrease) in net assets resulting from share transactions	(27,494,345)	(21,978,308)
Net increase in net assets	21,381,495	24,424,938
Net assets:
Beginning of period	597,237,500	572,812,562
End of period	$618,618,995	$597,237,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$15.50	$0.02	$1.29	$1.31	$—	$—	$—	$16.81	8.45%	$578,113	1.25%(d)	1.25%(d)	0.28%(d)	43%
Year ended 12/31/24	14.34	0.04	2.36	2.40	(0.26)	(0.98)	(1.24)	15.50	16.47	558,382	1.25	1.27	0.26	46
Year ended 12/31/23	12.07	0.07	2.55	2.62	(0.04)	(0.31)	(0.35)	14.34	21.79	538,642	1.21	1.26	0.56	107
Year ended 12/31/22	16.02	0.04	(3.59)	(3.55)	(0.01)	(0.39)	(0.40)	12.07	(22.20)	495,054	1.22	1.26	0.29	11
Year ended 12/31/21	14.61	0.01	2.26	2.27	(0.13)	(0.73)	(0.86)	16.02	15.68	718,327	1.22	1.22	0.06	23
Year ended 12/31/20	15.66	0.14	1.78	1.92	(0.03)	(2.94)	(2.97)	14.61	12.63	686,612	1.22	1.28	0.92	126
Class C
Six months ended 06/30/25	14.24	(0.03)	1.18	1.15	—	—	—	15.39	8.08	3,394	2.00 (d)	2.00 (d)	(0.47)(d)	43
Year ended 12/31/24	13.18	(0.07)	2.15	2.08	(0.04)	(0.98)	(1.02)	14.24	15.59	3,732	2.00	2.02	(0.49)	46
Year ended 12/31/23	11.16	(0.02)	2.35	2.33	—	(0.31)	(0.31)	13.18	20.95	3,318	1.96	2.01	(0.19)	107
Year ended 12/31/22	14.96	(0.06)	(3.35)	(3.41)	—	(0.39)	(0.39)	11.16	(22.81)	3,462	1.97	2.01	(0.46)	11
Year ended 12/31/21	13.67	(0.10)	2.12	2.02	—	(0.73)	(0.73)	14.96	14.90	5,778	1.97	1.97	(0.69)	23
Year ended 12/31/20	14.94	0.02	1.68	1.70	(0.03)	(2.94)	(2.97)	13.67	11.75	6,307	1.97	2.03	0.17	126
Class R
Six months ended 06/30/25	15.46	0.00	1.29	1.29	—	—	—	16.75	8.34	2,664	1.50 (d)	1.50 (d)	0.03 (d)	43
Year ended 12/31/24	14.29	0.00	2.34	2.34	(0.19)	(0.98)	(1.17)	15.46	16.14	2,183	1.50	1.52	0.01	46
Year ended 12/31/23	12.02	0.04	2.55	2.59	(0.01)	(0.31)	(0.32)	14.29	21.59	1,510	1.46	1.51	0.31	107
Year ended 12/31/22	16.00	0.01	(3.60)	(3.59)	—	(0.39)	(0.39)	12.02	(22.45)	1,403	1.47	1.51	0.04	11
Year ended 12/31/21	14.58	(0.03)	2.27	2.24	(0.09)	(0.73)	(0.82)	16.00	15.49	1,732	1.47	1.47	(0.19)	23
Year ended 12/31/20	15.68	0.10	1.77	1.87	(0.03)	(2.94)	(2.97)	14.58	12.28	1,845	1.47	1.53	0.67	126
Class Y
Six months ended 06/30/25	15.48	0.04	1.30	1.34	—	—	—	16.82	8.66	25,975	1.00 (d)	1.00 (d)	0.53 (d)	43
Year ended 12/31/24	14.36	0.08	2.36	2.44	(0.34)	(0.98)	(1.32)	15.48	16.71	24,761	1.00	1.02	0.51	46
Year ended 12/31/23	12.09	0.11	2.55	2.66	(0.08)	(0.31)	(0.39)	14.36	22.08	21,948	0.96	1.01	0.81	107
Year ended 12/31/22	16.06	0.07	(3.60)	(3.53)	(0.05)	(0.39)	(0.44)	12.09	(21.99)	21,797	0.97	1.01	0.54	11
Year ended 12/31/21	14.64	0.05	2.27	2.32	(0.17)	(0.73)	(0.90)	16.06	15.97	34,582	0.97	0.97	0.31	23
Year ended 12/31/20	15.64	0.17	1.80	1.97	(0.03)	(2.94)	(2.97)	14.64	12.96	32,476	0.97	1.03	1.17	126
Class R5
Six months ended 06/30/25	15.82	0.05	1.31	1.36	—	—	—	17.18	8.60	1,442	0.95 (d)	0.95 (d)	0.58 (d)	43
Year ended 12/31/24	14.65	0.09	2.40	2.49	(0.34)	(0.98)	(1.32)	15.82	16.77	1,346	0.97	0.97	0.54	46
Year ended 12/31/23	12.32	0.11	2.62	2.73	(0.09)	(0.31)	(0.40)	14.65	22.19	1,190	0.95	0.96	0.82	107
Year ended 12/31/22	16.37	0.08	(3.68)	(3.60)	(0.06)	(0.39)	(0.45)	12.32	(22.02)	857	0.95	0.95	0.56	11
Year ended 12/31/21	14.90	0.06	2.31	2.37	(0.17)	(0.73)	(0.90)	16.37	16.05	1,125	0.93	0.93	0.35	23
Year ended 12/31/20	15.88	0.18	1.81	1.99	(0.03)	(2.94)	(2.97)	14.90	12.89	1,004	0.95	0.95	1.19	126
Class R6
Six months ended 06/30/25	15.82	0.05	1.33	1.38	—	—	—	17.20	8.72	7,031	0.88 (d)	0.88 (d)	0.65 (d)	43
Year ended 12/31/24	14.66	0.10	2.41	2.51	(0.37)	(0.98)	(1.35)	15.82	16.83	6,834	0.90	0.90	0.61	46
Year ended 12/31/23	12.33	0.12	2.62	2.74	(0.10)	(0.31)	(0.41)	14.66	22.27	6,204	0.88	0.89	0.89	107
Year ended 12/31/22	16.39	0.09	(3.69)	(3.60)	(0.07)	(0.39)	(0.46)	12.33	(21.99)	5,048	0.88	0.88	0.63	11
Year ended 12/31/21	14.91	0.07	2.32	2.39	(0.18)	(0.73)	(0.91)	16.39	16.17	6,971	0.87	0.87	0.41	23
Year ended 12/31/20	15.88	0.19	1.81	2.00	(0.03)	(2.94)	(2.97)	14.91	12.95	6,581	0.89	0.89	1.25	126

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Core Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Core Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is
9
Invesco Global Core Equity Fund

determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,449 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in
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Invesco Global Core Equity Fund

privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.79%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $12,954.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $8,966 in front-end sales commissions from the sale of Class A shares and $1,935 and $29 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2025, the Fund incurred $199 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
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Invesco Global Core Equity Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,410,530	$—	$4,410,530
Canada	34,752,863	—	—	34,752,863
China	—	9,156,300	—	9,156,300
Denmark	—	1,795,408	—	1,795,408
France	—	23,122,943	—	23,122,943
Germany	—	8,983,193	—	8,983,193
Italy	—	9,338,432	—	9,338,432
Japan	10,450,818	19,093,582	—	29,544,400
Netherlands	—	12,465,549	—	12,465,549
Sweden	—	4,715,396	—	4,715,396
Taiwan	—	14,847,155	—	14,847,155
United Kingdom	—	42,806,002	—	42,806,002
United States	386,998,345	9,514,900	—	396,513,245
Money Market Funds	26,158,054	12,230,931	—	38,388,985
Total Investments	$458,360,080	$172,480,321	$—	$630,840,401
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,478.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $244,646,458 and $274,610,098, respectively. As of June 30, 2025, the aggregate cost of
12
Invesco Global Core Equity Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$137,842,483
Aggregate unrealized (depreciation) of investments	(6,620,909)
Net unrealized appreciation of investments	$131,221,574
Cost of investments for tax purposes is $499,618,827.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	265,708	$4,164,323	418,883	$6,650,701
Class C	15,456	224,312	70,210	1,028,752
Class R	24,122	378,365	45,693	716,935
Class Y	97,306	1,532,036	370,702	5,858,566
Class R5	1,886	30,366	8,357	138,685
Class R6	25,871	414,538	75,918	1,232,176
Issued as reinvestment of dividends:
Class A	-	-	2,366,574	37,888,842
Class C	-	-	14,739	216,815
Class R	-	-	9,585	152,978
Class Y	-	-	97,687	1,562,016
Class R5	-	-	6,335	103,445
Class R6	-	-	30,446	497,492
Automatic conversion of Class C shares to Class A shares:
Class A	25,456	402,102	41,570	649,170
Class C	(27,748)	(402,102)	(45,371)	(649,170)
Reacquired:
Class A	(1,938,650)	(30,484,932)	(4,349,057)	(69,118,302)
Class C	(29,285)	(429,525)	(29,163)	(419,601)
Class R	(6,279)	(96,713)	(19,790)	(312,207)
Class Y	(152,143)	(2,389,948)	(397,363)	(6,384,339)
Class R5	(3,097)	(48,346)	(10,860)	(182,391)
Class R6	(48,950)	(788,821)	(97,538)	(1,608,871)
Net increase (decrease) in share activity	(1,750,347)	$(27,494,345)	(1,392,443)	$(21,978,308)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review  process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
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Invesco Global Core Equity Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio and actual management fee were each in the fifth quintile of its expense group and the contractual management fees was in in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses and contractual and actual management fees. The independent Trustees reviewed and considered additional information provided by management regarding the Fund’s actual management fees and total expenses relative to peers, including with respect to the Fund’s peer group not uniformly reflecting the Fund’s specific investment strategy and the Fund’s more concentrated portfolio compared to its peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
15
Invesco Global Core Equity Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco Global Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Global Core Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
GCE-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.26%
Aerospace & Defense–3.99%
AeroVironment, Inc.(b)(c)	59,109	$16,843,109
Curtiss-Wright Corp.	26,616	13,003,248
Leonardo DRS, Inc.	224,468	10,433,273
		40,279,630
Apparel Retail–1.05%
Abercrombie & Fitch Co., Class A(b)	128,160	10,618,056
Apparel, Accessories & Luxury Goods–0.96%
Kontoor Brands, Inc.	147,381	9,722,725
Application Software–3.11%
AppFolio, Inc., Class A(b)(c)	41,646	9,590,241
Descartes Systems Group, Inc. (The) (Canada)(b)	100,169	10,181,678
Q2 Holdings, Inc.(b)	124,486	11,650,645
		31,422,564
Asset Management & Custody Banks–1.13%
StepStone Group, Inc., Class A	205,670	11,414,685
Automotive Parts & Equipment–0.97%
Patrick Industries, Inc.(c)	106,143	9,793,815
Automotive Retail–0.83%
Murphy USA, Inc.	20,541	8,356,079
Biotechnology–4.36%
ADMA Biologics, Inc.(b)	546,644	9,954,387
Ascendis Pharma A/S, ADR (Denmark)(b)	55,226	9,532,008
CareDx, Inc.(b)(c)	533,256	10,419,823
Halozyme Therapeutics, Inc.(b)	87,012	4,526,364
Vericel Corp.(b)(c)	225,533	9,596,429
		44,029,011
Broadline Retail–1.15%
Ollie’s Bargain Outlet Holdings, Inc.(b)	88,313	11,637,887
Building Products–1.15%
Griffon Corp.	159,659	11,554,522
Cargo Ground Transportation–1.44%
XPO, Inc.(b)(c)	114,663	14,480,790
Commercial & Residential Mortgage Finance–1.65%
Merchants Bancorp	215,327	7,120,864
Mr. Cooper Group, Inc.(b)	63,896	9,533,922
		16,654,786
Construction & Engineering–1.12%
IES Holdings, Inc.(b)(c)	38,170	11,307,099
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.64%
REV Group, Inc.	346,756	$16,502,118
Construction Materials–0.87%
Knife River Corp.(b)	108,061	8,822,100
Data Processing & Outsourced Services–0.82%
ExlService Holdings, Inc.(b)	189,853	8,313,663
Education Services–0.94%
Grand Canyon Education, Inc.(b)	49,980	9,446,220
Electrical Components & Equipment–1.71%
EnerSys	69,753	5,982,715
Powell Industries, Inc.(c)	53,648	11,290,221
		17,272,936
Electronic Manufacturing Services–2.85%
Flex Ltd.(b)	319,503	15,949,590
Sanmina Corp.(b)	131,353	12,850,264
		28,799,854
Environmental & Facilities Services–1.22%
Casella Waste Systems, Inc., Class A(b)	106,263	12,260,625
Financial Exchanges & Data–1.86%
Donnelley Financial Solutions, Inc.(b)(c)	145,074	8,943,812
TMX Group Ltd. (Canada)	231,679	9,820,093
		18,763,905
Food Distributors–0.99%
Chefs’ Warehouse, Inc. (The)(b)(c)	156,123	9,962,209
Food Retail–1.09%
Sprouts Farmers Market, Inc.(b)	66,695	10,980,665
Health Care Equipment–1.19%
Masimo Corp.(b)(c)	71,276	11,990,049
Health Care Facilities–3.02%
Encompass Health Corp.	142,059	17,420,695
Tenet Healthcare Corp.(b)	73,859	12,999,184
		30,419,879
Health Care Services–1.52%
BrightSpring Health Services, Inc.(b)(c)	648,137	15,289,552
Health Care Supplies–0.82%
Lantheus Holdings, Inc.(b)(c)	100,861	8,256,481
Hotels, Resorts & Cruise Lines–1.24%
Travel + Leisure Co.	242,271	12,503,606
Household Products–0.86%
WD-40 Co.(c)	38,030	8,674,263
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Shares		Value
Independent Power Producers & Energy Traders–1.45%
Talen Energy Corp.(b)(c)	50,277	$14,619,043
Industrial Machinery & Supplies & Components–4.75%
Crane Co.	57,014	10,826,389
Gates Industrial Corp. PLC(b)	436,069	10,042,669
ITT, Inc.	120,180	18,847,829
SPX Technologies, Inc.(b)	48,994	8,215,314
		47,932,201
Industrial REITs–1.95%
EastGroup Properties, Inc.	61,776	10,324,005
STAG Industrial, Inc.	257,561	9,344,313
		19,668,318
Insurance Brokers–0.91%
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	214,175	9,168,832
Investment Banking & Brokerage–6.28%
BGC Group, Inc., Class A	1,246,157	12,748,186
Marex Group PLC (United Kingdom)	234,678	9,262,741
Piper Sandler Cos.	68,488	19,035,555
Stifel Financial Corp.	102,594	10,647,205
Virtu Financial, Inc., Class A	259,164	11,607,955
		63,301,642
Leisure Products–1.00%
Acushnet Holdings Corp.(c)	138,210	10,064,452
Life Sciences Tools & Services–2.07%
Repligen Corp.(b)	71,138	8,848,144
Stevanato Group S.p.A. (Italy)(c)	491,218	12,000,456
		20,848,600
Oil & Gas Exploration & Production–2.09%
Antero Resources Corp.(b)	291,608	11,745,970
Range Resources Corp.	228,576	9,296,186
		21,042,156
Oil & Gas Storage & Transportation–1.00%
DT Midstream, Inc.(b)	91,976	10,109,082
Other Specialized REITs–1.09%
Gaming and Leisure Properties, Inc.	235,648	11,000,049
Paper & Plastic Packaging Products & Materials–0.89%
Graphic Packaging Holding Co.(c)	427,402	9,005,360
Pharmaceuticals–1.48%
Axsome Therapeutics, Inc.(b)(c)	58,490	6,105,771
Prestige Consumer Healthcare, Inc.(b)	110,393	8,814,881
		14,920,652
Property & Casualty Insurance–1.59%
Skyward Specialty Insurance Group, Inc.(b)	276,897	16,001,878
Shares		Value
Real Estate Services–0.77%
Newmark Group, Inc., Class A	641,029	$7,788,502
Regional Banks–6.88%
Banc of California, Inc.	815,025	11,451,101
Bancorp, Inc. (The)(b)	292,698	16,675,005
Pinnacle Financial Partners, Inc.(c)	155,452	17,163,456
SouthState Corp.	124,867	11,491,510
Western Alliance Bancorporation	161,293	12,577,628
		69,358,700
Research & Consulting Services–1.26%
Huron Consulting Group, Inc.(b)	92,076	12,664,133
Restaurants–1.22%
Cheesecake Factory, Inc. (The)(c)	197,097	12,350,098
Semiconductors–3.41%
MACOM Technology Solutions Holdings, Inc.(b)	98,119	14,059,472
Power Integrations, Inc.(c)	153,485	8,579,811
Silicon Laboratories, Inc.(b)	80,098	11,803,241
		34,442,524
Specialized Consumer Services–1.22%
Frontdoor, Inc.(b)	208,507	12,289,403
Specialty Chemicals–0.61%
Innospec, Inc.	73,325	6,165,899
Steel–1.50%
ATI, Inc.(b)	175,170	15,124,178
Systems Software–1.50%
Commvault Systems, Inc.(b)	87,074	15,179,610
Trading Companies & Distributors–3.75%
Applied Industrial Technologies, Inc.	69,654	16,191,072
Core & Main, Inc., Class A(b)	197,838	11,939,523
WESCO International, Inc.	52,524	9,727,445
		37,858,040
Transaction & Payment Processing Services–1.04%
Shift4 Payments, Inc., Class A(b)(c)	105,414	10,447,581
Total Common Stocks & Other Equity Interests (Cost $683,256,331)		960,880,707
Money Market Funds–4.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	15,613,610	15,613,610
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	28,997,210	28,997,210
Total Money Market Funds (Cost $44,610,820)		44,610,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $727,867,151)		1,005,491,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.75%
Invesco Private Government Fund, 4.34%(d)(e)(f)	38,485,164	$38,485,164
Invesco Private Prime Fund, 4.49%(d)(e)(f)	100,131,168	100,161,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $138,637,141)		138,646,372
TOTAL INVESTMENTS IN SECURITIES–113.43% (Cost $866,504,292)		1,144,137,899
OTHER ASSETS LESS LIABILITIES—(13.43)%		(135,421,151)
NET ASSETS–100.00%		$1,008,716,748
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,938,480	$36,531,944	$(23,856,814)	$-	$-	$15,613,610	$204,823
Invesco Treasury Portfolio, Institutional Class	5,457,684	67,845,039	(44,305,513)	-	-	28,997,210	377,614
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,974,826	178,020,074	(185,509,736)	-	-	38,485,164	824,475*
Invesco Private Prime Fund	119,841,333	395,738,876	(415,422,537)	9,231	(5,695)	100,161,208	2,209,543*
Total	$174,212,323	$678,135,933	$(669,094,600)	$9,231	$(5,695)	$183,257,192	$3,616,455

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $683,256,331)*	$960,880,707
Investments in affiliated money market funds, at value (Cost $183,247,961)	183,257,192
Foreign currencies, at value (Cost $28,974)	29,079
Receivable for:
Investments sold	4,086,607
Fund shares sold	617,515
Dividends	535,728
Investment for trustee deferred compensation and retirement plans	159,508
Other assets	65,939
Total assets	1,149,632,275
Liabilities:
Payable for:
Fund shares reacquired	1,428,910
Collateral upon return of securities loaned	138,637,141
Accrued fees to affiliates	589,014
Accrued other operating expenses	94,284
Trustee deferred compensation and retirement plans	166,178
Total liabilities	140,915,527
Net assets applicable to shares outstanding	$1,008,716,748
Net assets consist of:
Shares of beneficial interest	$678,163,192
Distributable earnings	330,553,556
$1,008,716,748
Net Assets:
Class A	$600,451,070
Class C	$11,639,796
Class R	$58,582,174
Class Y	$81,409,828
Class R5	$14,484,225
Class R6	$242,149,655
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,777,497
Class C	1,321,011
Class R	4,474,633
Class Y	4,963,119
Class R5	782,885
Class R6	12,885,125
Class A:
Net asset value per share	$15.10
Maximum offering price per share (Net asset value of $15.10 ÷ 94.50%)	$15.98
Class C:
Net asset value and offering price per share	$8.81
Class R:
Net asset value and offering price per share	$13.09
Class Y:
Net asset value and offering price per share	$16.40
Class R5:
Net asset value and offering price per share	$18.50
Class R6:
Net asset value and offering price per share	$18.79

*	At June 30, 2025, securities with an aggregate value of $136,035,359 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $17,058)	$4,195,087
Dividends from affiliated money market funds (includes net securities lending income of $92,704)	675,141
Total investment income	4,870,228
Expenses:
Advisory fees	3,454,126
Administrative services fees	75,083
Custodian fees	6,912
Distribution fees:
Class A	717,743
Class C	57,309
Class R	141,631
Transfer agent fees — A, C, R and Y	725,612
Transfer agent fees — R5	8,005
Transfer agent fees — R6	34,134
Trustees’ and officers’ fees and benefits	12,938
Registration and filing fees	55,526
Reports to shareholders	64,657
Professional services fees	23,981
Other	10,832
Total expenses	5,388,489
Less: Fees waived and/or expense offset arrangement(s)	(27,197)
Net expenses	5,361,292
Net investment income (loss)	(491,064)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	40,376,335
Affiliated investment securities	(5,695)
Foreign currencies	1,935
40,372,575
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(6,249,242)
Affiliated investment securities	9,231
Foreign currencies	109
(6,239,902)
Net realized and unrealized gain	34,132,673
Net increase in net assets resulting from operations	$33,641,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(491,064)	$(1,231,464)
Net realized gain	40,372,575	43,179,406
Change in net unrealized appreciation (depreciation)	(6,239,902)	111,600,557
Net increase in net assets resulting from operations	33,641,609	153,548,499
Distributions to shareholders from distributable earnings:
Class A	—	(45,566,320)
Class C	—	(1,471,600)
Class R	—	(5,012,434)
Class Y	—	(5,297,780)
Class R5	—	(1,225,045)
Class R6	—	(13,265,050)
Total distributions from distributable earnings	—	(71,838,229)
Share transactions–net:
Class A	(21,289,272)	5,100,091
Class C	(697,828)	(368,716)
Class R	(1,928,327)	913,748
Class Y	5,514,682	2,167,741
Class R5	(5,538,219)	(7,169,934)
Class R6	14,753,559	15,297,918
Net increase (decrease) in net assets resulting from share transactions	(9,185,405)	15,940,848
Net increase in net assets	24,456,204	97,651,118
Net assets:
Beginning of period	984,260,544	886,609,426
End of period	$1,008,716,748	$984,260,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$14.61	$(0.01)	$0.50	$0.49	$—	$—	$—	$15.10	3.35%	$600,451	1.23%(d)	1.23%(d)	(0.21)%(d)	24%
Year ended 12/31/24	13.35	(0.03)	2.47	2.44	—	(1.18)	(1.18)	14.61	17.79	602,644	1.27	1.27	(0.24)	50
Year ended 12/31/23	11.56	(0.02)	1.86	1.84	—	(0.05)	(0.05)	13.35	15.96	548,978	1.26	1.26	(0.15)	43
Year ended 12/31/22	14.99	(0.02)	(3.07)	(3.09)	—	(0.34)	(0.34)	11.56	(20.60)	506,506	1.26	1.26	(0.17)	33
Year ended 12/31/21	14.97	(0.04)	2.91	2.87	—	(2.85)	(2.85)	14.99	20.02	660,296	1.22	1.22	(0.22)	22
Year ended 12/31/20	12.50	(0.02)	3.39	3.37	—	(0.90)	(0.90)	14.97	27.29	562,995	1.31	1.31	(0.13)	43
Class C
Six months ended 06/30/25	8.56	(0.04)	0.29	0.25	—	—	—	8.81	2.92	11,640	1.98 (d)	1.98 (d)	(0.96)(d)	24
Year ended 12/31/24	8.28	(0.09)	1.55	1.46	—	(1.18)	(1.18)	8.56	16.84	12,007	2.02	2.02	(0.99)	50
Year ended 12/31/23	7.23	(0.07)	1.17	1.10	—	(0.05)	(0.05)	8.28	15.28	11,982	2.01	2.01	(0.90)	43
Year ended 12/31/22	9.61	(0.07)	(1.97)	(2.04)	—	(0.34)	(0.34)	7.23	(21.20)	12,069	2.01	2.01	(0.92)	33
Year ended 12/31/21	10.57	(0.12)	2.01	1.89	—	(2.85)	(2.85)	9.61	19.06	17,784	1.97	1.97	(0.97)	22
Year ended 12/31/20	9.11	(0.08)	2.44	2.36	—	(0.90)	(0.90)	10.57	26.36	16,129	2.06	2.06	(0.88)	43
Class R
Six months ended 06/30/25	12.68	(0.03)	0.44	0.41	—	—	—	13.09	3.23	58,582	1.48 (d)	1.48 (d)	(0.46)(d)	24
Year ended 12/31/24	11.75	(0.06)	2.17	2.11	—	(1.18)	(1.18)	12.68	17.40	58,764	1.52	1.52	(0.49)	50
Year ended 12/31/23	10.20	(0.04)	1.64	1.60	—	(0.05)	(0.05)	11.75	15.73	53,783	1.51	1.51	(0.40)	43
Year ended 12/31/22	13.31	(0.05)	(2.72)	(2.77)	—	(0.34)	(0.34)	10.20	(20.79)	46,851	1.51	1.51	(0.42)	33
Year ended 12/31/21	13.61	(0.07)	2.62	2.55	—	(2.85)	(2.85)	13.31	19.66	51,571	1.47	1.47	(0.47)	22
Year ended 12/31/20	11.45	(0.04)	3.10	3.06	—	(0.90)	(0.90)	13.61	27.09	48,792	1.56	1.56	(0.38)	43
Class Y
Six months ended 06/30/25	15.85	0.00	0.55	0.55	—	—	—	16.40	3.47	81,410	0.98 (d)	0.98 (d)	0.04 (d)	24
Year ended 12/31/24	14.37	0.00	2.66	2.66	—	(1.18)	(1.18)	15.85	18.06	72,960	1.02	1.02	0.01	50
Year ended 12/31/23	12.41	0.01	2.00	2.01	—	(0.05)	(0.05)	14.37	16.23	64,657	1.01	1.01	0.10	43
Year ended 12/31/22	16.02	0.01	(3.28)	(3.27)	—	(0.34)	(0.34)	12.41	(20.40)	59,796	1.01	1.01	0.08	33
Year ended 12/31/21	15.80	0.01	3.07	3.08	(0.01)	(2.85)	(2.86)	16.02	20.27	91,380	0.97	0.97	0.03	22
Year ended 12/31/20	13.12	0.02	3.57	3.59	(0.01)	(0.90)	(0.91)	15.80	27.70	66,783	1.06	1.06	0.12	43
Class R5
Six months ended 06/30/25	17.87	0.01	0.62	0.63	—	—	—	18.50	3.53	14,484	0.88 (d)	0.88 (d)	0.14 (d)	24
Year ended 12/31/24	16.07	0.02	2.96	2.98	—	(1.18)	(1.18)	17.87	18.14	19,658	0.90	0.90	0.13	50
Year ended 12/31/23	13.84	0.03	2.25	2.28	—	(0.05)	(0.05)	16.07	16.51	24,448	0.89	0.89	0.22	43
Year ended 12/31/22	17.80	0.03	(3.65)	(3.62)	—	(0.34)	(0.34)	13.84	(20.32)	21,181	0.87	0.87	0.22	33
Year ended 12/31/21	17.28	0.03	3.36	3.39	(0.02)	(2.85)	(2.87)	17.80	20.39	27,506	0.85	0.85	0.15	22
Year ended 12/31/20	14.28	0.04	3.91	3.95	(0.05)	(0.90)	(0.95)	17.28	27.95	21,396	0.88	0.88	0.30	43
Class R6
Six months ended 06/30/25	18.14	0.02	0.63	0.65	—	—	—	18.79	3.58	242,150	0.81 (d)	0.81 (d)	0.21 (d)	24
Year ended 12/31/24	16.29	0.04	2.99	3.03	—	(1.18)	(1.18)	18.14	18.20	218,227	0.83	0.83	0.20	50
Year ended 12/31/23	14.03	0.04	2.27	2.31	—	(0.05)	(0.05)	16.29	16.50	182,761	0.82	0.82	0.29	43
Year ended 12/31/22	18.01	0.04	(3.68)	(3.64)	—	(0.34)	(0.34)	14.03	(20.20)	209,508	0.80	0.80	0.29	33
Year ended 12/31/21	17.45	0.04	3.40	3.44	(0.03)	(2.85)	(2.88)	18.01	20.46	316,542	0.79	0.79	0.21	22
Year ended 12/31/20	14.41	0.05	3.94	3.99	(0.05)	(0.90)	(0.95)	17.45	28.03	274,576	0.81	0.81	0.37	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Invesco Small Cap Equity Fund

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco Small Cap Equity Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $6,617 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Small Cap Equity Fund

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $15,682.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco Small Cap Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $44,781 in front-end sales commissions from the sale of Class A shares and $1,727 and $136 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2025, the Fund incurred $10,234 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$960,880,707	$—	$—	$960,880,707
Money Market Funds	44,610,820	138,646,372	—	183,257,192
Total Investments	$1,005,491,527	$138,646,372	$—	$1,144,137,899
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,515.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts

Invesco Small Cap Equity Fund

accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $223,967,210 and $273,196,719, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$298,758,451
Aggregate unrealized (depreciation) of investments	(21,287,355)
Net unrealized appreciation of investments	$277,471,096
Cost of investments for tax purposes is $866,666,803.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024(a)
	Shares	Amount	Shares	Amount
Sold:
Class A	1,846,931	$26,257,064	3,487,139	$50,744,107
Class C	161,507	1,357,603	287,009	2,583,382
Class R	743,210	9,231,928	961,916	12,361,701
Class Y	883,233	13,669,779	1,090,001	17,234,053
Class R5	58,002	1,011,669	144,109	2,473,415
Class R6	2,224,981	39,233,265	2,820,334	50,144,340
Issued as reinvestment of dividends:
Class A	-	-	2,802,097	43,404,479
Class C	-	-	158,098	1,435,528
Class R	-	-	372,592	5,011,356
Class Y	-	-	276,762	4,652,368
Class R5	-	-	64,646	1,225,045
Class R6	-	-	668,559	12,863,073
Automatic conversion of Class C shares to Class A shares:
Class A	65,118	947,159	110,477	1,619,561
Class C	(111,386)	(947,159)	(180,035)	(1,619,561)

Invesco Small Cap Equity Fund

Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024(a)
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,397,387)	$(48,493,495)	(6,253,322)	$(90,668,056)
Class C	(132,346)	(1,108,272)	(309,785)	(2,768,065)
Class R	(902,237)	(11,160,255)	(1,279,017)	(16,459,309)
Class Y	(523,167)	(8,155,097)	(1,262,095)	(19,718,680)
Class R5	(375,208)	(6,549,888)	(630,464)	(10,868,394)
Class R6	(1,366,761)	(24,479,706)	(2,682,836)	(47,709,495)
Net increase (decrease) in share activity	(825,510)	$(9,185,405)	646,185	$15,940,848

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior
Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’
programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and

Invesco Small Cap Equity Fund

assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and five year periods, and the third quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board

Invesco Small Cap Equity Fund

also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Small Cap Equity Fund

SEC file number(s): 811-01540 and 002-27334
Invesco Distributors, Inc.
SCE-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Funds Group (Invesco Funds Group)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 27, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 27, 2025